Kurv Yield Premium Strategy Google (GOOGL) ETF
Schedule of Investments
August 31, 2026 (Unaudited)

PURCHASED OPTIONS - 3.2% (a)	Notional Amount	Contracts		Value
Call Options - 2.9%
Alphabet, Inc.
Expiration: 09/18/2026; Exercise Price: $250.00	$ 2,782,670	82		$ 736,223
Expiration: 09/18/2026; Exercise Price: $385.00	29,184,100	860		32,956
Total Call Options				769,179

Put Options - 0.3%
Alphabet, Inc., Expiration: 12/18/2026; Exercise Price: $300.00	3,664,980	108		79,773
TOTAL PURCHASED OPTIONS (Cost $3,930,364)				848,952

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 109.3% (b)(c)		Par		Value
3.46%, 09/03/2026		$ 9,900,000		9,898,023
3.61%, 12/24/2026		11,800,000		11,658,156
3.71%, 03/18/2027		7,800,000		7,638,528
TOTAL U.S. TREASURY BILLS (Cost $29,211,381)				29,194,707

MONEY MARKET FUNDS - 2.3%		Shares		Value
Fidelity Government Portfolio - Institutional Class, 3.56% (d)		621,483		621,483
TOTAL MONEY MARKET FUNDS (Cost $621,483)				621,483

TOTAL INVESTMENTS - 114.8% (Cost $33,763,228)				30,665,142
Liabilities in Excess of Other Assets - (14.8)%			(0.14760)	(3,943,942)
TOTAL NET ASSETS - 100.0%				$ 26,721,200

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of August 31, 2026.
(c)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $28,702,670 which represented 107.4% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Kurv Yield Premium Strategy Google (GOOGL) ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (14.7)% (a)	Notional Amount	Contracts	Value
Call Options - (0.1)%
Alphabet, Inc.
Expiration: 09/04/2026; Exercise Price: $365.00	$ (5,429,600)	(160)	$ (1,891)
Expiration: 09/11/2026; Exercise Price: $357.50	(6,787,000)	(200)	(21,908)
Total Call Options			(23,799)

Put Options - (14.6)%
Alphabet, Inc., Expiration: 09/18/2026; Exercise Price: $385.00	(29,184,100)	(860)	(3,898,483)
TOTAL WRITTEN OPTIONS (Premiums received $2,511,061)			$ (3,922,282)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(EMPTY)

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Kurv Yield Premium Strategy Google (GOOGL) ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$ –	$ 848,952	$ –	$ 848,952
U.S. Treasury Bills	–	29,194,707	–	29,194,707
Money Market Funds	621,483	–	–	621,483
Total Investments	$ 621,483	$ 30,043,659	$ –	$ 30,665,142

Liabilities:
Investments:
Written Options	$ –	$ (3,922,282)	$ –	$ (3,922,282)
Total Investments	$ –	$ (3,922,282)	$ –	$ (3,922,282)

Refer to the Schedule of Investments for further disaggregation of investment categories.